Deferred Tax Balances - Deferred Tax Liabilities (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Intangible assets	$ 2,732,866	$ 2,836,526
Total deferred tax liabilities	2,732,866	2,836,526
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,732,866)	(2,836,526)
Net deferred tax liabilities	$ 0	$ 0